Held-to-maturity securities	12 Months Ended
Dec. 31, 2013
Held-to-maturity securities
Held-to-maturity securities

5. Held-to-maturity securities

        As of December 31, 2012 and 2013, the Group's held-to-maturity securities consist of debt securities carried at amortized cost of $86,097,191 and $385,841,626 respectively, which approximate the aggregate fair value. All of these securities mature within one year and are classified as current asset. The amount of unrealized holding gain as of December 31, 2012 and 2013 was $1,026,325 and $4,256,810 respectively.

        There has been no impairment recognized and no sales of any held-to-maturity securities before maturities during the periods presented.